FINANCIAL INSTRUMENTS - Disclosure of detailed information about allowance for doubtful accounts for trade accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Allowance for doubtful accounts, beginning of year	$ 169	$ 188
(Reversal of) Provision for doubtful accounts	(17)	(13)
Bad debts written off, net of recoveries	(115)	(6)
Allowance for doubtful accounts, end of year	$ 37	$ 169